Revenues - Summary of Breakdown of Revenues by Sales Channel (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 1,492,840	€ 1,292,402	€ 1,014,733
Total Direct to Customer (DTC)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	918,207	851,429	613,240
Direct to Consumer (DTC) - Zegna branded products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	772,505	712,862	527,972
Direct to Consumer (DTC) - Thom Browne branded products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	145,702	138,567	85,268
Total Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	570,310	436,480	372,616
Wholesale Zegna branded products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	151,437	134,449	108,506
Wholesale Thom Browne branded products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	184,312	124,830	94,222
Wholesale Third Party Brands and Textile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	234,561	177,201	169,888
Wholesale Agnona
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues			12,389
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 4,323	€ 4,493	€ 28,877